Commitments	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Commitments
Commitments

NOTE 10 – Commitments

The Company is committed under an operating lease for its premises. The lease calls for monthly payments of $6,020. The lease expires December 31, 2015.

The Company has entered into employment agreement with the following officers:

In 2013, the Company entered into a ten-year employment agreement with Jerry Grisaffi, Chairman of the Board of Directors. Under the agreement, the Company agreed to compensate Mr. Grisaffi at a rate of $120,000 per year and to bonus obligations based on the profitability of the Company. The Company issued 1,000,000 shares of Preferred Series A stock to Mr. Grisaffi under the terms of the agreement.

In 2014, the Company entered into a five-year employment agreement with Thomas Shuman, President. Under the agreement, the Company agreed to compensate Mr. Shuman at a rate of $120,000 per year and to bonus obligations based on the profitability of the Company. The Company issued 21,000,000 shares of common stock and warrants to purchase 20,000,000 shares of common stock, exercisable in June 2015 to Mr. Shuman under the terms of the agreement. The fair values of the shares and warrants issued have been recorded as a prepaid expense and are being amortized over the life of the employment agreement.

NOTE 10 – Commitments

The Company is committed under an operating lease for its premises. The lease calls for monthly payments of $6,020. The lease expires December 31, 2015.

The Company has entered into employment agreement with the following officers:

In 2013, the Company entered into a ten-year employment agreement with Jerry Grisaffi, Chairman of the Board of Directors. Under the agreement, the Company agreed to compensate Mr. Grisaffi at a rate of $125,000 per year and to bonus obligations based on the profitability of the Company. The Company issued 1,000,000 shares of Preferred Series A stock to Mr. Grisaffi under the terms of the agreement.

In 2014, the Company entered into a five-year employment agreement with Thomas Shuman, President. Under the agreement, the Company agreed to compensate Mr. Shuman at a rate of $120,000 per year and to bonus obligations based on the profitability of the Company. The Company issued 21,000,000 shares of common stock and warrants to purchase 20,000,000 shares of common stock, exercisable in June 2015 to Mr. Shuman under the terms of the agreement. The fair values of the shares and warrants issued have been recorded as a prepaid expense and are being amortized over the life of the employment agreement.